SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of total segment profit to the company's (loss) income before applicable income taxes
Total segment profit	$ 189,184	$ 160,403	$ 218,591	$ 538,854	$ 450,714	$ 628,769	$ 467,719
Less: Other operating costs	(40,376)	(35,028)	(48,275)	(119,802)	(107,748)	(143,420)	(124,383)
Less: General and administrative	(28,600)	(18,896)	(38,058)	(86,387)	(68,503)	(86,870)	(58,091)
Less: Depreciation and amortization	(40,618)	(40,066)	(49,885)	(119,181)	(115,767)	(155,326)	(110,964)
Less: Interest expense - net	10,056	26,198	58,877	44,675	85,771	111,535	116,020
Less: Non-operating expenses	0	0	(9,100)	(92,672)	(13,799)	(14,499)	(4,300)
Income before applicable income taxes	$ 69,534	$ 40,215	$ 14,396	$ 76,137	$ 59,126	$ 117,119	$ 53,961